Pioneer Fund

Schedule of Investments | September 30, 2020

Ticker Symbols: Class A PIODX Class C PCODX Class K PIOKX Class R PIORX Class Y PYODX

Schedule of Investments | 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCKS - 99.3% of Net Assets
	Air Freight & Logistics - 7.0%
472,519	FedEx Corp.	$118,847,979
1,770,100	United Parcel Service, Inc., Class B	294,951,763
	Total Air Freight & Logistics	$413,799,742
	Banks - 4.9%
5,580,617	Bank of America Corp.	$134,437,064
6,476,396	Wells Fargo & Co.	152,260,070
	Total Banks	$286,697,134
	Beverages - 1.5%
1,773,363	Coca-Cola Co.	$87,550,931
	Total Beverages	$87,550,931
	Biotechnology - 1.3%
148,207(a)	Biogen, Inc.	$42,043,362
57,982(a)	Regeneron Pharmaceuticals, Inc.	32,457,164
	Total Biotechnology	$74,500,526
	Building Products - 1.7%
3,275,987	Carrier Global Corp.	$100,048,643
	Total Building Products	$100,048,643
	Capital Markets - 5.2%
140,785	BlackRock, Inc.	$79,339,387
758,249	CME Group, Inc.	126,862,640
282,990	S&P Global, Inc.	102,046,194
	Total Capital Markets	$308,248,221
	Chemicals - 2.0%
964,570	International Flavors & Fragrances, Inc.	$118,111,596
	Total Chemicals	$118,111,596
	Consumer Discretionary - 4.6%
1,392,385	NIKE, Inc., Class B	$174,800,013
1,109,097	Starbucks Corp.	95,293,614
	Total Consumer Discretionary	$270,093,627
	Diversified Telecommunication Services - 4.3%
4,296,497	Verizon Communications, Inc.	$255,598,607
	Total Diversified Telecommunication Services	$255,598,607
	Energy Equipment & Services - 0.9%
3,380,607	Schlumberger, Ltd.	$52,602,245
	Total Energy Equipment & Services	$52,602,245
	Entertainment - 1.6%
771,672	Walt Disney Co.	$95,749,062
	Total Entertainment	$95,749,062
	Food & Staples Retailing - 2.1%
875,931	Walmart, Inc.	$122,551,506
	Total Food & Staples Retailing	$122,551,506
	Health Care - 3.8%
438,307	Johnson & Johnson	$65,255,146
962,991	Zoetis, Inc.	159,249,822
	Total Health Care	$224,504,968
	Health Care Equipment & Supplies - 4.0%
762,979	Danaher Corp.	$164,292,268
681,726	Medtronic Plc	70,844,966
	Total Health Care Equipment & Supplies	$235,137,234
	Hotels, Restaurants & Leisure - 1.2%
1,101,569(a)	Shake Shack, Inc.	$71,029,169
	Total Hotels, Restaurants & Leisure	$71,029,169
	Information Technology - 4.8%
829,781	Mastercard, Inc.	$280,607,041
	Total Information Technology	$280,607,041
	Insurance - 0.7%
1,155,459	Hartford Financial Services Group, Inc.	$42,590,219
	Total Insurance	$42,590,219
	Interactive Media & Services - 6.1%
129,962(a)	Alphabet, Inc.	$190,472,307
655,684(a)	Facebook, Inc.	171,723,640
	Total Interactive Media & Services	$362,195,947
	Internet & Direct Marketing Retail - 5.9%
111,289(a)	Amazon.com, Inc.	$350,419,013
	Total Internet & Direct Marketing Retail	$350,419,013
	IT Services - 5.6%
465,469(a)	Akamai Technologies, Inc.	$51,452,943
1,380,765	Visa, Inc.	276,111,577
	Total IT Services	$327,564,520
	Life Sciences Tools & Services - 1.5%
887,001	Agilent Technologies, Inc.	$89,533,881
	Total Life Sciences Tools & Services	$89,533,881
Shares		Value
	Machinery - 2.1%
467,564	Caterpillar, Inc.	$69,737,171
826,244	Otis Worldwide Corp.	51,574,150
	Total Machinery	$121,311,321
	Pharmaceuticals - 3.7%
5,134,504(a)	Elanco Animal Health, Inc.	$143,406,697
859,031	Merck & Co., Inc.	71,256,621
	Total Pharmaceuticals	$214,663,318
	Road & Rail - 3.4%
1,010,137	Union Pacific Corp.	$198,865,671
	Total Road & Rail	$198,865,671
	Semiconductors & Semiconductor Equipment - 5.5%
917,913	Analog Devices, Inc.	$107,157,164
286,868	Lam Research Corp.	95,168,459
227,813	NVIDIA Corp.	123,296,952
	Total Semiconductors & Semiconductor Equipment	$325,622,575
	Software - 6.0%
1,584,153	Microsoft Corp.	$333,194,900
374,426	Oracle Corp.	22,353,232
	Total Software	$355,548,132
	Specialty Retail - 1.9%
409,156	Home Depot, Inc.	$113,626,713
	Total Specialty Retail	$113,626,713
	Technology Hardware, Storage & Peripherals - 6.0%
3,051,551	Apple, Inc.	$353,400,121
	Total Technology Hardware, Storage & Peripherals	$353,400,121
	TOTAL COMMON STOCKS
	(Cost $4,156,952,781)	$5,852,171,683
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $4,156,952,781)	$5,852,171,683
	OTHER ASSETS AND LIABILITIES - 0.7%	$41,282,018
	NET ASSETS - 100.0%	$5,893,453,701

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,852,171,683	$–	$–	$5,852,171,683
Total Investments in Securities	$5,852,171,683	$–	$–	$5,852,171,683

During the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.